Value Line VIP Equity Advantage Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Shares		Value
Closed-End Funds — 88.6%
AGGRESSIVE ALLOCATION — 3.0%
2,200	Tri-Continental Corp.	$46,002
CHINA REGION — 5.8%
2,300	Morgan Stanley China A Share Fund, Inc.	41,676
2,700	Templeton Dragon Fund, Inc.	46,035
		87,711
CONSERVATIVE ALLOCATION — 2.8%
2,400	John Hancock Tax-Advantaged Dividend Income Fund	42,216
DIVERSIFIED EMERGING MARKETS — 5.4%
7,400	Aberdeen Emerging Markets Equity Income Fund, Inc.	38,332
4,000	Templeton Emerging Markets Fund	44,600
		82,932
ENERGY LIMITED PARTNERSHIP — 3.6%
8,400	ClearBridge MLP & Midstream Total Return Fund, Inc.	11,592
10,000	Goldman Sachs MLP Income Opportunities Fund	11,600
4,500	Kayne Anderson MLP/Midstream Investment Co.	16,335
8,000	Neuberger Berman MLP & Energy Income Fund, Inc.	15,120
		54,647
EQUITY ENERGY — 4.1%
4,100	Adams Natural Resources Fund, Inc.	33,989
4,500	BlackRock Energy and Resources Trust	28,350
		62,339
FINANCIAL — 2.7%
2,200	John Hancock Financial Opportunities Fund	40,348
FOREIGN LARGE BLEND — 3.0%
10,000	BlackRock Enhanced International Dividend Trust	45,000
GLOBAL REAL ESTATE — 2.8%
10,000	Aberdeen Global Premier Properties Fund	42,400
HEALTH — 6.2%
2,700	Tekla Healthcare Investors	48,087
3,100	Tekla Life Sciences Investors	46,438
		94,525
INDIA EQUITY — 2.4%
2,800	Morgan Stanley India Investment Fund, Inc.	35,868
LARGE BLEND — 8.7%
3,400	Nuveen Dow 30sm Dynamic Overwrite Fund	42,568
4,600	Nuveen S&P 500 Buy-Write Income Fund	46,460
3,800	Nuveen S&P 500 Dynamic Overwrite Fund	44,004
		133,032
LARGE VALUE — 2.9%
3,000	Gabelli Dividend & Income Trust (The)	44,430
MID-CAP GROWTH — 2.8%
1,400	Source Capital, Inc.	42,966
NATURAL RESOURCES — 2.6%
8,000	BlackRock Resources & Commodities Strategy Trust	40,320
REAL ESTATE — 2.9%
4,800	Cohen & Steers Quality Income Realty Fund, Inc.	43,392
SMALL BLEND — 5.5%
7,000	Royce Micro-Cap Trust, Inc.	38,920
4,600	Royce Value Trust, Inc.	44,482
		83,402
TECHNOLOGY — 3.4%
2,700	Nuveen NASDAQ 100 Dynamic Overwrite Fund	51,300
UTILITIES — 2.8%
2,300	Cohen & Steers Infrastructure Fund, Inc.	43,355
WORLD ALLOCATION — 2.7%
3,500	Eaton Vance Tax-Advantaged Global Dividend Income Fund	41,825
WORLD STOCK — 12.5%
5,600	BlackRock Enhanced Global Dividend Trust	46,424
6,000	Eaton Vance Tax Managed Global Buy Write Opportunities Fund	44,760
8,500	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	54,230
10,000	Voya Global Equity Dividend and Premium Opportunity Fund	45,600
		191,014
Total Closed-End Funds (Cost $2,063,923)		1,349,024

Value Line VIP Equity Advantage Fund

Schedule of Investments

March 31, 2020 (Unaudited)

Shares	Value

Short-Term Investments — 13.5%
Money Market Funds — 13.5%
4	State Street Institutional Liquid Reserves Fund, Premier Class, 0.812% (1)	$4
205,748	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.321% (1)	205,748
		205,752
Total Short-Term Investments (Cost $205,748)		205,752
Total Investments — 102.1% (Cost $2,269,671)		$1,554,776
Excess Of Liabilities Over Cash And Other Assets — (2.1)%		(32,270)
Net Assets (2) —100.0%		$1,522,506

(1)	Rate reflects 7 day yield as of March 31, 2020.
(2)	For federal income tax purposes, the aggregate cost was $2,269,671, aggregate gross unrealized appreciation was $41,928, aggregate gross unrealized depreciation was $756,823 and the net unrealized depreciation was $714,895.
MLP	Master Limited Partnership.

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the          measurement date;

• Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not         considered to be active;

• Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2020:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds*	$1,349,024	$—	$—	$1,349,024
Short-Term Investments	205,752	—	—	205,752
Total Investments in Securities	$1,554,776	$—	$—	$1,554,776

*	See Schedule of Investments for further classification.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended March 31, 2020, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.